Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 40—Subsequent events
Credit Rating
On 26 January 2026 Fitch Ratings announced a credit rating action downgrading SES’s rating to BBB- from BBB, with the outlook revised to stable. At the same time Fitch has downgraded the backed senior unsecured ratings from BBB to BBB- , the backed senior unsecured MTN programme ratings of SES and its subsidiary SES Americom Inc. from BB+ to BB, the backed junior subordinate (hybrid) ratings of SES from BB+ to BB, and the short-term backed commercial paper ratings of SES and SES Americom Inc. from F2 to F3.
Additional capital expenditure commitments post year-end
Subsequent to the year-end, and as part of the Company’s capital expenditure plans, the Company entered into an additional capital expenditure commitment of approximately EUR 750 million which is expected to occur between 2026 and 2030.
Borrowings
On 5 February 2026, SES drew down EUR 125 million under the European Investment Bank (EIB) financing facility signed in December 2024. The facility bears interest at a fixed rate of 3.639% per annum.
There have been no other material events occurring between the reporting date and the date when the consolidated financial statements were approved by the board of directors.